Schedule of other income (Details) - SGD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income
Interest income			$ 1	$ 6,467
Government grants (Note)	$ 52,661	$ 48,253	63,116	148,893	378,682
Exchange gain				96,964	2,553
Reversal of expected credit loss (“ECL”)			2,110
Others	50	70	124	2,968
Other income	$ 52,711	$ 48,323	$ 65,351	$ 255,292	$ 381,235